Accounts Receivables and Payables - Schedule of Account Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Account Payables [Abstract]
Payables to suppliers	$ 1,650,906	$ 2,796,376
Total	$ 1,650,906	$ 2,796,376